FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                  FRANKLIN VALUE INVESTORS TRUST
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN VALUE INVESTORS TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Balance Sheet Investment Fund .....................................   3

Franklin Large Cap Value Fund ..............................................   8

Franklin MicroCap Value Fund ...............................................  10

Franklin MidCap Value Fund .................................................  14

Franklin Small Cap Value Fund ..............................................  17

Notes to Statements of Investments .........................................  21


                                    [LOGO](R)
                               FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BALANCE SHEET INVESTMENT FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CLOSED END MUTUAL FUNDS 1.1%
       Apollo Investment Corp. ..................................................................         200,000    $    3,598,000
    (a)Emerging Markets Telecommunications Fund Inc. ............................................         250,000         2,615,000
       H & Q Healthcare Investors Fund ..........................................................         150,000         2,839,500
       John Hancock Bank & Thrift Opportunity Fund ..............................................       1,650,000        16,434,000
       Latin America Equity Fund Inc. ...........................................................         222,015         5,488,211
    (b)Mexico Fund Inc. (Mexico) ................................................................         620,800        16,513,280
       New Ireland Fund Inc. (Ireland) ..........................................................         135,000         2,997,000
       Petroleum & Resources Corp. ..............................................................         150,000         4,675,500
                                                                                                                     --------------
       TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,843) .........................................                        55,160,491
                                                                                                                     --------------
       COMMON STOCKS 78.8%
       COMMERCIAL SERVICES 0.9%
       Kelly Services Inc., A ...................................................................       1,506,800        45,836,856
                                                                                                                     --------------
       CONSUMER DURABLES 6.6%
       D.R. Horton Inc. .........................................................................       2,200,000        90,376,000
       Hasbro Inc. ..............................................................................       1,800,000        39,492,000
       Lennar Corp., A ..........................................................................         480,000        32,289,600
       Lennar Corp., B ..........................................................................          48,000         3,004,320
       M.D.C. Holdings Inc. .....................................................................         471,900        40,309,698
       Pulte Homes Inc. .........................................................................       1,300,000       121,706,000
                                                                                                                     --------------
                                                                                                                        327,177,618
                                                                                                                     --------------
       CONSUMER NON-DURABLES 2.4%
       Alliance One International Inc. ..........................................................       2,504,200        15,175,452
       Kellwood Co. .............................................................................         751,700        18,273,827
       Premium Standard Farms Inc. ..............................................................       1,000,000        15,000,000
       Russell Corp. ............................................................................       1,498,000        28,342,160
    (a)Tommy Hilfiger Corp. .....................................................................       2,600,000        34,632,000
       Universal Corp. ..........................................................................         125,000         5,962,500
                                                                                                                     --------------
                                                                                                                        117,385,939
                                                                                                                     --------------
       CONSUMER SERVICES 3.4%
(a),(c)Aztar Corp. ..............................................................................       2,800,000        93,184,000
(a),(c)Champps Entertainment Inc. ...............................................................         920,000         7,286,400
    (a)La Quinta Corp. ..........................................................................       2,482,300        22,340,700
    (a)Vail Resorts Inc. ........................................................................       1,525,000        43,325,250
                                                                                                                     --------------
                                                                                                                        166,136,350
                                                                                                                     --------------
       DISTRIBUTION SERVICES 1.1%
       Applied Industrial Technologies Inc. .....................................................         937,500        33,496,875
       Handleman Co. ............................................................................       1,000,000        17,720,000
                                                                                                                     --------------
                                                                                                                         51,216,875
                                                                                                                     --------------
       ELECTRONIC TECHNOLOGY 1.6%
    (a)ESCO Technologies Inc. ...................................................................         618,400        67,789,008
    (a)FSI International Inc. ...................................................................         600,000         2,304,000
    (a)Standard Microsystems Corp. ..............................................................         376,700         9,590,782
                                                                                                                     --------------
                                                                                                                         79,683,790
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 3

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BALANCE SHEET INVESTMENT FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ENERGY MINERALS 2.4%
       Peabody Energy Corp. .....................................................................       1,800,000    $  118,332,000
                                                                                                                     --------------
       FINANCE/RENTAL/LEASING 5.0%
       CIT Group Inc. ...........................................................................       2,210,000        97,549,400
(a),(c)Dollar Thrifty Automotive Group Inc. .....................................................       1,800,000        56,340,000
       Freddie Mac ..............................................................................       1,490,000        94,287,200
                                                                                                                     --------------
                                                                                                                        248,176,600
                                                                                                                     --------------
       FINANCIAL CONGLOMERATES 2.2%
       Principal Financial Group Inc. ...........................................................         225,000         9,888,750
       Prudential Financial Inc. ................................................................       1,450,000        97,005,000
                                                                                                                     --------------
                                                                                                                        106,893,750
                                                                                                                     --------------
       HEALTH TECHNOLOGY 0.9%
    (a)Watson Pharmaceuticals Inc. ..............................................................       1,350,000        45,090,000
                                                                                                                     --------------
       INDUSTRIAL SERVICES 3.1%
    (a)Global Industries Ltd. ...................................................................         859,000         8,426,790
    (a)Hanover Compressor Co. ...................................................................       1,500,000        21,810,000
    (a)Offshore Logistics Inc. ..................................................................         900,000        32,400,000
    (a)Petroleum Helicopters Inc. ...............................................................          77,500         2,130,475
    (a)Petroleum Helicopters Inc., non voting ...................................................         152,000         4,117,680
    (a)Quanta Services Inc. .....................................................................       1,500,000        15,780,000
    (a)Shaw Group Inc. ..........................................................................       1,332,800        25,483,136
    (a)Universal Compression Holdings Inc. ......................................................         850,000        34,467,500
(a),(c)Xanser Corp. .............................................................................       2,800,000         7,280,000
                                                                                                                     --------------
                                                                                                                        151,895,581
                                                                                                                     --------------
       LIFE/HEALTH INSURANCE 6.8%
       American National Insurance Co. ..........................................................         647,500        74,572,575
       Amerus Group Co. .........................................................................         325,000        16,763,500
       Assurant Inc. ............................................................................         825,700        30,509,615
       FBL Financial Group Inc., A ..............................................................         525,000        15,697,500
       Genworth Financial Inc., A ...............................................................       1,600,000        50,176,000
       Kansas City Life Insurance Co. ...........................................................         222,789        11,266,440
       Manulife Financial Corp. (Canada) ........................................................         500,000        25,150,000
       MetLife Inc. .............................................................................         401,000        19,705,140
    (a)National Western Life Insurance Co., A ...................................................         150,000        30,750,000
       Presidential Life Corp. ..................................................................         515,000         9,483,725
       StanCorp Financial Group Inc. ............................................................         600,000        51,804,000
                                                                                                                     --------------
                                                                                                                        335,878,495
                                                                                                                     --------------
       NON-ENERGY MINERALS 5.1%
       Chaparral Steel ..........................................................................         800,000        14,720,000
       Nucor Corp. ..............................................................................       1,184,000        65,652,800
       Reliance Steel & Aluminum Co. ............................................................       1,155,900        54,003,648
       Texas Industries Inc. ....................................................................         800,000        44,184,000
       United States Steel Corp. ................................................................       1,702,200        72,598,830
                                                                                                                     --------------
                                                                                                                        251,159,278
                                                                                                                     --------------


4 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BALANCE SHEET INVESTMENT FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES 6.0%
       Bunge Ltd. ...............................................................................       1,812,000    $  111,238,680
       Corn Products International Inc. .........................................................       2,464,000        59,308,480
(a),(c)Delta Woodside Industries Inc. ...........................................................         555,000           355,200
       MeadWestvaco Corp. .......................................................................         844,000        24,661,680
       Monsanto Co. .............................................................................         835,000        56,253,950
    (a)PolyOne Corp. ............................................................................       1,400,000         9,996,000
       Westlake Chemical Corp. ..................................................................       1,046,900        33,102,978
                                                                                                                     --------------
                                                                                                                        294,916,968
                                                                                                                     --------------
       PRODUCER MANUFACTURING 5.8%
       A.O. Smith Corp. .........................................................................         893,600        24,127,200
       CNH Global NV (Netherlands) ..............................................................       1,605,000        33,656,850
       Insteel Industries Inc. ..................................................................         150,000         2,072,985
    (b)Lennox International Inc. ................................................................       1,070,000        26,129,400
       Mueller Industries Inc. ..................................................................         659,400        19,307,232
       Oshkosh Truck Corp. ......................................................................         480,000        40,704,000
       Superior Industries International Inc. ...................................................         300,000         7,002,000
    (c)Tecumseh Products Co., A .................................................................         778,900        23,367,000
    (c)Tecumseh Products Co., B .................................................................         300,000         9,014,970
       Timken Co. ...............................................................................       1,315,000        34,808,050
       Trinity Industries Inc. ..................................................................       1,806,900        66,945,645
                                                                                                                     --------------
                                                                                                                        287,135,332
                                                                                                                     --------------
       PROPERTY-CASUALTY INSURANCE 5.3%
       Aspen Insurance Holdings Ltd. ............................................................         154,300         4,383,663
       E-L Financial Corp. Ltd. (Canada) ........................................................         104,666        33,182,713
       IPC Holdings Ltd. ........................................................................       1,180,000        47,731,000
       Midland Co. ..............................................................................         385,000        14,549,150
       Montpelier Re Holdings Ltd. (Bermuda) ....................................................          10,000           359,200
       Old Republic International Corp. .........................................................       3,100,000        81,406,000
       RLI Corp. ................................................................................         489,400        23,295,440
       Selective Insurance Group Inc. ...........................................................         650,000        32,363,500
       St. Paul Travelers Cos. Inc. .............................................................         575,000        25,311,500
                                                                                                                     --------------
                                                                                                                        262,582,166
                                                                                                                     --------------
       REGIONAL BANKS 0.1%
       UMB Financial Corp. ......................................................................          93,400         6,000,950
                                                                                                                     --------------
       RETAIL TRADE 5.4%
    (a)Big Lots Inc. ............................................................................       2,250,000        29,182,500
       Cato Corp., A ............................................................................         450,000         9,522,000
    (a)Charming Shoppes Inc. ....................................................................       4,500,000        52,785,000
       Dillard's Inc., A ........................................................................       1,500,000        34,290,000
       Federated Department Stores Inc. .........................................................         125,000         9,483,750
       Fred's Inc. ..............................................................................         400,000         7,720,000
    (c)Haverty Furniture Cos. Inc. ..............................................................         920,000        12,300,400
    (a)Saks Inc. ................................................................................       2,008,400        42,618,248
    (c)Syms Corp. ...............................................................................       1,430,000        21,492,900


                                         Quarterly Statements of Investments | 5

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BALANCE SHEET INVESTMENT FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RETAIL TRADE (CONT.)
    (a)Zale Corp. ...............................................................................       1,422,400    $   48,361,600
                                                                                                                     --------------
                                                                                                                        267,756,398
                                                                                                                     --------------
       SAVINGS BANKS 0.5%
       Farmers & Merchants Bank of Long Beach ...................................................           2,200        12,518,000
       First Niagara Financial Group Inc. .......................................................         100,000         1,473,000
       Hudson City Bancorp Inc. .................................................................         900,000        10,647,000
                                                                                                                     --------------
                                                                                                                         24,638,000
                                                                                                                     --------------
       SPECIALTY INSURANCE 2.6%
       MBIA Inc. ................................................................................         130,000         7,896,200
       MGIC Investment Corp. ....................................................................         440,000        30,175,200
       The PMI Group Inc. .......................................................................       1,150,000        47,092,500
       Radian Group Inc. ........................................................................         800,000        41,264,000
                                                                                                                     --------------
                                                                                                                        126,427,900
                                                                                                                     --------------
       TECHNOLOGY SERVICES 0.7%
    (a)Intergraph Corp. .........................................................................         850,000        32,325,500
                                                                                                                     --------------
       TRANSPORTATION 6.4%
    (a)ABX Air Inc. .............................................................................       1,825,000        16,425,000
    (a)Alaska Air Group Inc. ....................................................................       1,350,600        47,243,988
       Burlington Northern Santa Fe Corp. .......................................................         599,900        32,544,575
    (a)Crowley Maritime Corp. ...................................................................           4,240         5,520,480
    (a)Kansas City Southern .....................................................................       2,410,000        54,369,600
(a),(b)Mesa Air Group Inc. ......................................................................         450,000         3,798,000
       Norfolk Southern Corp. ...................................................................       1,358,600        50,553,506
       Overseas Shipholding Group Inc. ..........................................................         756,000        46,909,800
       Teekay Shipping Corp. (Bahamas) ..........................................................       1,240,000        57,052,400
                                                                                                                     --------------
                                                                                                                        314,417,349
                                                                                                                     --------------
       UTILITIES 4.5%
       Entergy Corp. ............................................................................         800,000        62,352,000
       Northeast Utilities ......................................................................       1,550,000        33,449,000
       PNM Resources Inc. .......................................................................       1,863,300        54,762,387
(a),(b)Sierra Pacific Resources .................................................................       4,169,000        54,113,620
       Xcel Energy Inc. .........................................................................         878,000        17,041,980
                                                                                                                     --------------
                                                                                                                        221,718,987
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $2,005,451,605) ................................................                     3,882,782,682
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
       BONDS (COST $5,524,664) 0.1%
       PRODUCER MANUFACTURING 0.1%
       Mueller Industries Inc., 6.00%, 11/01/14 .................................................    $  5,604,000         5,604,000
                                                                                                                     --------------


6 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BALANCE SHEET INVESTMENT FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE BOND (COST $6,000,000) 0.4%
       UTILITIES 0.4%
    (d)Sierra Pacific Resources, cvt., senior note, 144A, 7.25%, 2/14/10 ........................    $  6,000,000    $   17,947,500
                                                                                                                     --------------
       TOTAL LONG TERM INVESTMENTS (COST $2,055,007,112) ........................................                     3,961,494,673
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
       SHORT TERM INVESTMENTS 20.6%
       MONEY FUND (COST $173,793,752) 3.5%
    (e)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................     173,793,752       173,793,752
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    (f)REPURCHASE AGREEMENTS 17.1%
       Joint Repurchase Agreement, 3.265%, 8/01/05 (Maturity Value $797,855,125) ................    $797,638,101       797,638,101
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $77,471,733)
        Banc of America Securities LLC (Maturity Value $77,471,733)
        Barclays Capital Inc. (Maturity Value $77,471,733)
        Bear, Stearns & Co., Inc. (Maturity Value $36,023,157)
        BNP Paribas Securities Corp. (Maturity Value $77,471,733)
        Deutsche Bank Securities Inc. (Maturity Value $77,471,733)
        Goldman, Sachs & Co. (Maturity Value $77,471,733)
        Lehman Brothers Inc. (Maturity Value $64,586,371)
        Merrill Lynch Government Securities Inc. (Maturity Value $77,471,733)
        Morgan Stanley & Co. Inc. (Maturity Value $77,471,733)
        UBS Securities LLC (Maturity Value $77,471,733)
        Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%, 9/15/05 - 5/15/10;
          (g)U.S. Government Agency Discount Notes, 8/19/05 - 10/28/05; and U.S. Treasury Notes,
             2.50 - 6.50%, 5/31/06 - 3/15/10
    (h)Goldman, Sachs & Co., 3.31%, 8/01/05 (Maturity Value $10,700,984)
        Collateralized by U.S. Government Agency Securities, 3.214 - 11.00%,
         2/01/07 - 2/01/43 ......................................................................      10,700,000        10,700,000
    (h)JP Morgan Securities, 3.31%, 8/01/05 (Maturity Value $10,700,984)
        Collateralized by U.S. Government Agency Securities, 4.50 - 9.50%, 7/01/08 - 7/01/35 ....      10,700,000        10,700,000
    (h)Merrill Lynch Government Securities, 3.31%, 8/01/05 (Maturity Value $10,700,984)
        Collateralized by U.S. Government Agency Securities, 5.00%, 9/01/34 .....................      10,700,000        10,700,000
    (h)Morgan Stanley & Co. Inc., 3.31%, 8/01/05 (Maturity Value $12,809,177)
        Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%, 6/01/33 - 7/01/35 ....      12,808,000        12,808,000
                                                                                                                     --------------
       TOTAL REPURCHASE AGREEMENTS (COST $842,546,101) ..........................................                       842,546,101
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $3,071,346,965) 101.0% ...........................................                     4,977,834,526
       OTHER ASSETS, LESS LIABILITIES (1.0)% ....................................................                       (46,848,420)
                                                                                                                     --------------
       NET ASSETS 100.0% ........................................................................                    $4,930,986,106
                                                                                                                     ==============

(a)   Non-income producing.

(b)   A portion or all of the security is on loan as of July 31, 2005.

(c)   See Note 2 regarding holdings of 5% voting securities.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(f) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(h)   Investment from cash collateral received for loaned securities.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP VALUE FUND                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 87.2%
       CONSUMER NON-DURABLES 8.1%
       H.J. Heinz Co. ...........................................................................         205,000    $    7,539,900
       Kimberly-Clark Corp. .....................................................................          81,900         5,221,944
       Procter & Gamble Co. .....................................................................         145,000         8,066,350
                                                                                                                     --------------
                                                                                                                         20,828,194
                                                                                                                     --------------
       CONSUMER SERVICES 6.7%
       Gannett Co. Inc. .........................................................................         121,000         8,828,160
       McDonald's Corp. .........................................................................         274,000         8,540,580
                                                                                                                     --------------
                                                                                                                         17,368,740
                                                                                                                     --------------
       ELECTRONIC TECHNOLOGY 2.9%
       Hewlett-Packard Co. ......................................................................         166,000         4,086,920
    (a)Lexmark International Inc., A ............................................................          53,000         3,323,100
                                                                                                                     --------------
                                                                                                                          7,410,020
                                                                                                                     --------------
       ENERGY MINERALS 7.7%
       BP PLC, ADR (United Kingdom) .............................................................         106,200         6,996,456
       ConocoPhillips ...........................................................................         108,000         6,759,720
       Occidental Petroleum Corp. ...............................................................          73,000         6,006,440
                                                                                                                     --------------
                                                                                                                         19,762,616
                                                                                                                     --------------
       FINANCE/RENTAL/LEASING 4.4%
       Fannie Mae ...............................................................................          50,000         2,793,000
       Freddie Mac ..............................................................................         137,000         8,669,360
                                                                                                                     --------------
                                                                                                                         11,462,360
                                                                                                                     --------------
       FINANCIAL CONGLOMERATES 3.0%
       Citigroup Inc. ...........................................................................         180,000         7,830,000
                                                                                                                     --------------
       HEALTH TECHNOLOGY 4.4%
       Abbott Laboratories ......................................................................          56,000         2,611,280
       Becton Dickinson & Co. ...................................................................          85,000         4,706,450
       Pfizer Inc. ..............................................................................         147,000         3,895,500
                                                                                                                     --------------
                                                                                                                         11,213,230
                                                                                                                     --------------
       INVESTMENT BANKS/BROKERS 2.5%
       Lehman Brothers Holdings Inc. ............................................................          24,000         2,523,120
       Morgan Stanley ...........................................................................          75,000         3,978,750
                                                                                                                     --------------
                                                                                                                          6,501,870
                                                                                                                     --------------
       INVESTMENT MANAGERS 3.3%
       Mellon Financial Corp. ...................................................................         282,000         8,589,720
                                                                                                                     --------------
       LIFE/HEALTH INSURANCE 1.5%
       MetLife Inc. .............................................................................          81,000         3,980,340
                                                                                                                     --------------
       MAJOR BANKS 5.9%
       Bank of America Corp. ....................................................................         176,000         7,673,600
       Wachovia Corp. ...........................................................................         151,000         7,607,380
                                                                                                                     --------------
                                                                                                                         15,280,980
                                                                                                                     --------------


8 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP VALUE FUND                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MULTI-LINE INSURANCE 2.6%
       American International Group Inc. ........................................................         109,900    $    6,615,980
                                                                                                                     --------------
       PROCESS INDUSTRIES 5.0%
       Georgia-Pacific Corp. ....................................................................         180,000         6,147,000
       Praxair Inc. .............................................................................         138,000         6,815,820
                                                                                                                     --------------
                                                                                                                         12,962,820
                                                                                                                     --------------
       PRODUCER MANUFACTURING 15.5%
       3M Co. ...................................................................................          99,700         7,477,500
       General Electric Co. .....................................................................         198,000         6,831,000
       Illinois Tool Works Inc. .................................................................          90,000         7,708,500
       Johnson Controls Inc. ....................................................................          96,000         5,514,240
       Masco Corp. ..............................................................................         175,000         5,934,250
       United Technologies Corp. ................................................................         126,000         6,388,200
                                                                                                                     --------------
                                                                                                                         39,853,690
                                                                                                                     --------------
       PROPERTY-CASUALTY INSURANCE 4.2%
       Allstate Corp. ...........................................................................          83,000         5,084,580
       Chubb Corp. ..............................................................................          64,000         5,684,480
                                                                                                                     --------------
                                                                                                                         10,769,060
                                                                                                                     --------------
       REGIONAL BANKS 2.6%
       U.S. Bancorp .............................................................................         221,000         6,643,260
                                                                                                                     --------------
       RETAIL TRADE 1.3%
       TJX Cos. Inc. ............................................................................         138,000         3,244,380
                                                                                                                     --------------
       SAVINGS BANKS 1.2%
       Washington Mutual Inc. ...................................................................          70,000         2,973,600
                                                                                                                     --------------
       TECHNOLOGY SERVICES 3.3%
       International Business Machines Corp. ....................................................         101,000         8,429,460
                                                                                                                     --------------
       TRANSPORTATION 1.1%
       Burlington Northern Santa Fe Corp. .......................................................          53,000         2,875,250
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $196,649,445) ..................................................                       224,595,570
                                                                                                                     --------------
       SHORT TERM INVESTMENT (COST $33,107,688) 12.9%
       MONEY FUND 12.9%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      33,107,688        33,107,688
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $229,757,133) 100.1% .............................................                       257,703,258
       OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................................                          (311,421)
                                                                                                                     --------------
       NET ASSETS 100.0% ........................................................................                    $  257,391,837
                                                                                                                     ==============

SELECTED PORTFOLIO ABBREVIATION:

ADR - American Depository Receipt

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MICROCAP VALUE FUND                                                                     SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 79.6%
       COMMERCIAL SERVICES 1.7%
       Courier Corp. ............................................................................         200,000    $    8,114,000
                                                                                                                     --------------
       COMMUNICATIONS 1.5%
       Atlantic Tele-Network Inc. ...............................................................         225,000         7,200,000
                                                                                                                     --------------
       CONSUMER DURABLES 5.7%
       Allen Organ Co., B .......................................................................          94,800         5,593,200
    (a)Baldwin Piano & Organ Co. ................................................................             100                --
       Bassett Furniture Industries Inc. ........................................................         105,600         2,064,480
    (a)Cavalier Homes Inc. ......................................................................         700,000         3,500,000
    (a)Chromcraft Revington Inc. ................................................................         200,000         2,830,000
    (a)Dixie Group Inc. .........................................................................         405,000         7,334,550
       Flexsteel Industries Inc. ................................................................          60,300           874,350
    (a)National R.V. Holdings Inc. ..............................................................         281,400         2,152,710
(a),(b)Rockford Corp. ...........................................................................         575,000         2,069,942
                                                                                                                     --------------
                                                                                                                         26,419,232
                                                                                                                     --------------
       CONSUMER NON-DURABLES 12.2%
       Alliance One International Inc. ..........................................................       1,690,000        10,241,400
       American Italian Pasta Co., A ............................................................          28,700           604,135
       Brown Shoe Co. Inc. ......................................................................         165,000         6,509,250
    (b)Delta Apparel Inc. .......................................................................         680,000         9,452,000
    (b)Haggar Corp. .............................................................................         420,000         9,433,200
       Premium Standard Farms Inc. ..............................................................         700,000        10,500,000
(a),(b)Seneca Foods Corp., A ....................................................................         256,600         4,131,260
(a),(b)Seneca Foods Corp., B ....................................................................         121,500         1,956,150
    (b)Tandy Brands Accessories Inc. ............................................................         357,500         4,111,250
                                                                                                                     --------------
                                                                                                                         56,938,645
                                                                                                                     --------------
       CONSUMER SERVICES 1.7%
(a),(b)Coolbrands International Inc. (Canada) ...................................................       3,000,000         7,794,118
                                                                                                                     --------------
       DISTRIBUTION SERVICES 2.9%
    (b)D & K Healthcare Resources Inc. ..........................................................         800,000        11,560,000
    (a)GTSI Corp. ...............................................................................         226,100         1,786,981
                                                                                                                     --------------
                                                                                                                         13,346,981
                                                                                                                     --------------
       ELECTRONIC TECHNOLOGY 1.7%
    (b)Espey Manufacturing & Electronics Corp. ..................................................          78,000         2,392,650
    (a)Ladish Co. Inc. ..........................................................................          70,000         1,085,700
       Printronix Inc. ..........................................................................         130,000         2,366,000
       Sparton Corp. ............................................................................         188,657         1,862,045
                                                                                                                     --------------
                                                                                                                          7,706,395
                                                                                                                     --------------
       HEALTH SERVICES 1.5%
       Healthcare Services Group Inc. ...........................................................         390,600         7,155,792
                                                                                                                     --------------


10 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MICROCAP VALUE FUND                                                                     SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       INDUSTRIAL SERVICES 6.4%
    (b)Ecology & Environment Inc., A ............................................................         215,000    $    1,472,750
    (a)Exponent Inc. ............................................................................          91,800         2,728,755
    (a)Layne Christensen Co. ....................................................................         450,000        10,512,000
(a),(c)Matrix Service Co. .......................................................................         587,000         3,425,145
    (a)Petroleum Helicopters Inc. ...............................................................          17,600           483,824
    (a)Petroleum Helicopters Inc., non voting ...................................................         413,000        11,188,170
                                                                                                                     --------------
                                                                                                                         29,810,644
                                                                                                                     --------------
       NON-ENERGY MINERALS 2.8%
    (a)Aleris International Inc. ................................................................         430,300         9,840,961
(a),(b)Continental Materials Corp. ..............................................................          99,500         3,094,450
                                                                                                                     --------------
                                                                                                                         12,935,411
                                                                                                                     --------------
       PROCESS INDUSTRIES 2.3%
(a),(b)American Pacific Corp. ...................................................................         659,000         5,278,590
    (a)Mercer International Inc. (Germany) ......................................................         761,400         5,634,360
                                                                                                                     --------------
                                                                                                                         10,912,950
                                                                                                                     --------------
       PRODUCER MANUFACTURING 16.3%
       Alamo Group Inc. .........................................................................         105,000         2,084,250
       Central Steel & Wire Co. .................................................................           4,040         2,363,400
       CIRCOR International Inc. ................................................................         247,500         6,892,875
    (a)Gehl Co. .................................................................................         223,000        10,993,900
       Gibraltar Industries Inc. ................................................................         357,000         8,557,290
    (b)Hardinge Inc. ............................................................................         925,600        14,161,680
       Insteel Industries Inc. ..................................................................         225,000         3,109,478
(a),(b)Nashua Corp. .............................................................................         475,000         3,966,250
    (a)Northwest Pipe Co. .......................................................................         333,000         8,661,330
    (a)Proliance International Inc. .............................................................         158,800           998,852
    (a)RTI International Metals Inc. ............................................................         360,000        12,391,200
       Smith Investment Co. .....................................................................          42,400         2,035,200
                                                                                                                     --------------
                                                                                                                         76,215,705
                                                                                                                     --------------
       PROPERTY-CASUALTY INSURANCE 4.6%
(a),(b)ACMAT Corp., A ...........................................................................         392,800         5,499,200
       Baldwin & Lyons Inc., B ..................................................................         153,875         4,193,094
    (a)Mercer Insurance Group Inc. ..............................................................          25,000           328,625
    (b)Merchants Group Inc. .....................................................................         190,000         4,607,500
       Safety Insurance Group Inc. ..............................................................          85,000         3,076,150
    (a)United America Indemnity Ltd. ............................................................         217,168         3,980,689
                                                                                                                     --------------
                                                                                                                         21,685,258
                                                                                                                     --------------
       REAL ESTATE DEVELOPMENT 2.5%
       Bresler & Reiner Inc. ....................................................................         178,000         6,408,000
       Case Pomeroy & Co. Inc., A ...............................................................             220           291,500
       Case Pomeroy & Co. Inc., cvt., B .........................................................             533           603,356
    (a)Griffin Land & Nurseries Inc. ............................................................         173,000         4,606,125
                                                                                                                     --------------
                                                                                                                         11,908,981
                                                                                                                     --------------


                                        QUARTERLY STATEMENTS OF INVESTMENTS | 11

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MICROCAP VALUE FUND                                                                     SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.8%
       Arbor Realty Trust Inc. ..................................................................         270,000    $    8,316,000
                                                                                                                     --------------
       RETAIL TRADE 5.7%
(a),(b)Duckwall-ALCO Stores Inc. ................................................................         330,000         7,748,400
(a),(b)Fresh Brands Inc. ........................................................................         900,000         6,795,000
       Haverty Furniture Cos. Inc. ..............................................................          75,000         1,002,750
(a),(b)S&K Famous Brands Inc. ...................................................................         260,000         4,940,000
    (b)Village Super Market Inc., A .............................................................         115,175         6,362,267
                                                                                                                     --------------
                                                                                                                         26,848,417
                                                                                                                     --------------
       SAVINGS BANKS 3.1%
       Beverly Hills Bancorp Inc. ...............................................................         700,000         7,469,000
       First Defiance Financial Corp. ...........................................................         235,000         6,970,100
                                                                                                                     --------------
                                                                                                                         14,439,100
                                                                                                                     --------------
       TRANSPORTATION 3.3%
    (a)Crowley Maritime Corp. ...................................................................           2,342         3,049,284
(a),(b)International Shipholding Corp. ..........................................................         479,900         7,414,455
       OMI Corp. ................................................................................         120,000         2,163,600
       Providence & Worchester Railroad Co. .....................................................         205,000         3,023,750
                                                                                                                     --------------
                                                                                                                         15,651,089
                                                                                                                     --------------
       UTILITIES 1.9%
       Central Vermont Public Service Corp. .....................................................          70,000         1,302,000
       Green Mountain Power Corp. ...............................................................         201,700         5,929,980
       Maine & Maritimes Corp. ..................................................................          27,100           659,885
    (a)SEMCO Energy Inc. ........................................................................         129,700           872,880
                                                                                                                     --------------
                                                                                                                          8,764,745
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $210,767,064) ..................................................                       372,163,463
                                                                                                                     --------------
       CONVERTIBLE PREFERRED STOCKS 1.1%
       CONSUMER NON-DURABLES 1.1%
(a),(b)Seneca Foods Corp., cvt. participating pfd ...............................................         200,000         3,425,000
(a),(b)Seneca Foods Corp., cvt. participating pfd., Series 2003 .................................         100,000         1,610,000
                                                                                                                     --------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) .....................................                         5,035,000
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(e)
                                                                                                  -------------------
       CONVERTIBLE BOND (COST $7,000,000) 1.5%
       PROCESS INDUSTRIES 1.5%
    (d)Mercer International Inc., cvt., senior sub. note, 144A, 8.50%, 10/15/10 (Germany) .......    $  7,000,000         7,243,600
                                                                                                                     --------------
       TOTAL LONG TERM INVESTMENTS (COST $222,672,064) ..........................................                       384,442,063
                                                                                                                     --------------


12 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MICROCAP VALUE FUND                                                                     SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT 18.4%
       MONEY FUND (COST $82,906,636) 17.7%
    (f)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      82,906,636    $   82,906,636
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(e)
                                                                                                  -------------------
       REPURCHASE AGREEMENTS 0.7%
(g),(h)Barclays Capital Inc., 3.32%, 8/01/05, (Maturity Value $432,158)
        Collateralized by U.S. Government Agency Securities, 3.65 - 4.11%,
         11/30/07 - 2/16/10 .....................................................................         432,040           432,040
(g),(h)Bear, Stearns & Co., Inc., 3.30%, 8/01/05, (Maturity Value $270,098)
        Collateralized by U.S. Government Agency Securities, 3.521 - 5.837%,
         3/01/17 - 8/01/35 ......................................................................         270,025           270,025
(g),(h)Deutsche Bank Securities Inc., 3.30%, 8/1/05, (Maturity Value $372,135)
        Collateralized by U.S. Government Agency Securities, 0.00 - 6.25%,
         9/02/05 - 3/28/17 ......................................................................         372,034           372,034
(g),(h)J P Morgan Securities, 3.30%, 8/1/05, (Maturity Value $700,254)
        Collateralized by U.S. Government Agency Securities, 3.875 - 4.125%,
         7/15/08 - 4/15/14 ......................................................................         700,064           700,064
(g),(h)Merrill Lynch Government Securities Inc., 3.31%, 8/1/05, (Maturity Value $700,254)
        Collateralized by U.S. Government Agency Securities, 0.00 - 6.625%,
         8/01/05 - 8/06/38 ......................................................................         700,064           700,064
(g),(h)Morgan Stanley & Co. Inc., 3.31%, 8/01/05 (Maturity Value $604,220)
        Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%, 6/1/33 - 7/1/35 ......         604,056           604,056
                                                                                                                     --------------
       TOTAL REPURCHASE AGREEMENTS (COST $3,078,283) ............................................                         3,078,283
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $308,656,983) 100.6% .............................................                       470,426,982
       OTHER ASSETS, LESS LIABILITIES (0.6)% ....................................................                        (2,682,137)
                                                                                                                     --------------
       NET ASSETS 100.0% ........................................................................                    $  467,744,845
                                                                                                                     ==============

(a)   Non-income producing.

(b)   See Note 2 regarding holdings of 5% voting securities.

(c)   A portion or all of the security is on loan as of July 31, 2005.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(e)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(g)   Investment from cash collateral received for loaned securities.

(h) At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MIDCAP VALUE FUND                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 64.3%
       CONSUMER DURABLES 7.5%
       Hasbro Inc. ..............................................................................           5,300    $      116,282
       Leggett & Platt Inc. .....................................................................           6,300           159,327
       Lennar Corp., A ..........................................................................           1,200            80,724
       M.D.C. Holdings Inc. .....................................................................             900            76,878
       Pulte Homes Inc. .........................................................................             600            56,172
                                                                                                                     --------------
                                                                                                                            489,383
                                                                                                                     --------------
       CONSUMER NON-DURABLES 4.8%
       Alberto-Culver Co. .......................................................................           1,400            63,168
       McCormick & Co. Inc. .....................................................................           3,300           114,774
    (a)Timberland Co., A ........................................................................           4,100           136,858
                                                                                                                     --------------
                                                                                                                            314,800
                                                                                                                     --------------
       DISTRIBUTION SERVICES 1.1%
       W.W. Grainger Inc. .......................................................................           1,200            74,784
                                                                                                                     --------------
       ELECTRONIC TECHNOLOGY 2.0%
       Diebold Inc. .............................................................................           1,200            59,616
    (a)Lexmark International Inc., A ............................................................           1,100            68,970
                                                                                                                     --------------
                                                                                                                            128,586
                                                                                                                     --------------
       ENERGY MINERALS 2.1%
       Pioneer Natural Resources Co. ............................................................           3,200           138,656
                                                                                                                     --------------
       FINANCE/RENTAL/LEASING 1.1%
       CIT Group Inc. ...........................................................................           1,700            75,038
                                                                                                                     --------------
       HEALTH TECHNOLOGY 4.2%
       Hillenbrand Industries Inc. ..............................................................           2,500           128,525
       (a) Watson Pharmaceuticals Inc. ..........................................................           4,300           143,620
                                                                                                                     --------------
                                                                                                                            272,145
                                                                                                                     --------------
       INDUSTRIAL SERVICES 0.7%
       ENSCO International Inc. .................................................................           1,100            44,418
                                                                                                                     --------------
       INSURANCE BROKERS/SERVICES 0.9%
       Arthur J. Gallagher & Co. ................................................................           2,100            58,569
                                                                                                                     --------------
       LIFE/HEALTH INSURANCE 3.2%
       Assurant Inc. ............................................................................           1,800            66,510
       Protective Life Corp. ....................................................................           3,200           139,392
                                                                                                                     --------------
                                                                                                                            205,902
                                                                                                                     --------------
       MULTI-LINE INSURANCE 2.2%
       Cincinnati Financial Corp. ...............................................................           3,400           140,148
                                                                                                                     --------------
       NON-ENERGY MINERALS 2.3%
       Nucor Corp. ..............................................................................           1,300            72,085
       United States Steel Corp. ................................................................           1,800            76,770
                                                                                                                     --------------
                                                                                                                            148,855
                                                                                                                     --------------


14 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MIDCAP VALUE FUND                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES 10.5%
       Bemis Co. Inc. ...........................................................................           4,800    $      129,600
       Bunge Ltd. ...............................................................................           2,500           153,475
       Cabot Corp. ..............................................................................           2,000            69,180
       Georgia-Pacific Corp. ....................................................................           2,300            78,545
       MeadWestvaco Corp. .......................................................................           4,000           116,880
       Sigma-Aldrich Corp. ......................................................................           2,200           141,152
                                                                                                                     --------------
                                                                                                                            688,832
                                                                                                                     --------------
       PRODUCER MANUFACTURING 9.9%
       Autoliv Inc. (Sweden) ....................................................................           3,100           138,105
       Carlisle Cos. Inc. .......................................................................           2,200           144,892
       Dover Corp. ..............................................................................           3,100           127,906
       Graco Inc. ...............................................................................             900            34,407
       Oshkosh Truck Corp. ......................................................................             900            76,320
       Roper Industries Inc. ....................................................................           1,600           122,800
                                                                                                                     --------------
                                                                                                                            644,430
                                                                                                                     --------------
       PROPERTY-CASUALTY INSURANCE 2.5%
       Mercury General Corp. ....................................................................             600            34,626
       Old Republic International Corp. .........................................................           4,900           128,674
                                                                                                                     --------------
                                                                                                                            163,300
                                                                                                                     --------------
       REGIONAL BANKS 0.8%
       Mercantile Bankshares Corp. ..............................................................             900            50,076
                                                                                                                     --------------
       RETAIL TRADE 4.2%
       Dollar General Corp. .....................................................................           7,200           146,304
       Family Dollar Stores Inc. ................................................................           5,000           129,000
                                                                                                                     --------------
                                                                                                                            275,304
                                                                                                                     --------------
       SPECIALTY INSURANCE 1.6%
       MGIC Investment Corp. ....................................................................             800            54,864
       Radian Group Inc. ........................................................................           1,000            51,580
                                                                                                                     --------------
                                                                                                                            106,444
                                                                                                                     --------------
       TRANSPORTATION 1.7%
       Overseas Shipholding Group Inc. ..........................................................           1,800           111,690
                                                                                                                     --------------
       UTILITIES 1.0%
       Northeast Utilities ......................................................................           3,100            66,898
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $4,064,857) ....................................................                         4,198,258
                                                                                                                     --------------
       SHORT TERM INVESTMENTS 37.8%
       MONEY FUND (COST $1,618,186) 24.8%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       1,618,186         1,618,186
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 15

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MIDCAP VALUE FUND                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $852,014) 13.0%
    (c)Joint Repurchase Agreement, 3.265%, 8/01/05 (Maturity Value $852,246) ....................    $    852,014    $      852,014
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $82,753)
        Banc of America Securities LLC (Maturity Value $82,753)
        Barclays Capital Inc. (Maturity Value $82,753)
        Bear, Stearns & Co., Inc. (Maturity Value $38,480)
        BNP Paribas Securities Corp. (Maturity Value $82,753)
        Deutsche Bank Securities Inc. (Maturity Value $82,753)
        Goldman, Sachs & Co. (Maturity Value $82,753)
        Lehman Brothers Inc. (Maturity Value $68,989)
        Merrill Lynch Government Securities Inc. (Maturity Value $82,753)
        Morgan Stanley & Co. Inc. (Maturity Value $82,753)
        UBS Securities LLC (Maturity Value $82,753)
         Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%, 9/15/05 - 5/15/10;
          (d)U.S. Government Agency Discount Notes, 8/19/05 - 10/28/05; and U.S. Treasury Notes,
             2.50 - 6.50%, 5/31/06 - 3/15/10                                                                         ---------------
       TOTAL INVESTMENTS (COST $6,535,057) 102.1% ...............................................                         6,668,458
       OTHER ASSETS, LESS LIABILITIES (2.1)% ....................................................                          (136,009)
                                                                                                                     --------------
       NET ASSETS 100.0% ........................................................................                    $    6,532,449
                                                                                                                     ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.

16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE FUND                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 87.6%
       COMMERCIAL SERVICES 0.3%
       ABM Industries Inc. ......................................................................          90,000    $    1,764,000
       National Financial Partners Corp. ........................................................          13,600           615,400
                                                                                                                     --------------
                                                                                                                          2,379,400
                                                                                                                     --------------
       CONSUMER DURABLES 8.1%
       Bassett Furniture Industries Inc. ........................................................         114,000         2,228,700
       Briggs & Stratton Corp. ..................................................................         277,400        10,366,438
       D.R. Horton Inc. .........................................................................          75,000         3,081,000
       Ethan Allen Interiors Inc. ...............................................................         141,000         4,653,000
       Hooker Furniture Corp. ...................................................................         181,500         3,245,220
       La-Z-Boy Inc. ............................................................................         388,500         5,194,245
       M/I Homes Inc. ...........................................................................         145,200         8,656,824
       Monaco Coach Corp. .......................................................................         555,000         9,712,500
       Russ Berrie & Co. Inc. ...................................................................         390,100         6,241,600
       Thor Industries Inc. .....................................................................         347,500        12,440,500
                                                                                                                     --------------
                                                                                                                         65,820,027
                                                                                                                     --------------
       CONSUMER NON-DURABLES 4.1%
       Alliance One International Inc. ..........................................................         387,000         2,345,220
       Brown Shoe Co. Inc. ......................................................................         260,000        10,257,000
       Lancaster Colony Corp. ...................................................................          60,000         2,653,800
    (a)NBTY Inc. ................................................................................         362,000         8,760,400
       Russell Corp. ............................................................................         190,000         3,594,800
    (a)Timberland Co., A ........................................................................         181,000         6,041,780
                                                                                                                     --------------
                                                                                                                         33,653,000
                                                                                                                     --------------
       CONSUMER SERVICES 2.5%
    (a)Aztar Corp. ..............................................................................         283,300         9,428,224
       Intrawest Corp. (Canada) .................................................................         245,000         6,007,400
    (a)La Quinta Corp. ..........................................................................         537,700         4,839,300
                                                                                                                     --------------
                                                                                                                         20,274,924
                                                                                                                     --------------
       DISTRIBUTION SERVICES 0.9%
       Hughes Supply Inc. .......................................................................         270,000         7,673,400
                                                                                                                     --------------
       ELECTRONIC TECHNOLOGY 3.1%
    (a)Avocent Corp. ............................................................................         203,600         7,097,496
       Cohu Inc. ................................................................................         275,000         6,767,750
       Diebold Inc. .............................................................................          95,000         4,719,600
    (a)OmniVision Technologies Inc. .............................................................         502,500         7,100,325
                                                                                                                     --------------
                                                                                                                         25,685,171
                                                                                                                     --------------
       ENERGY MINERALS 5.2%
       Arch Coal Inc. ...........................................................................         173,000         9,847,160
       Consol Energy Inc. .......................................................................         172,000        11,585,920
       Peabody Energy Corp. .....................................................................         258,600        17,000,364
       Pioneer Natural Resources Co. ............................................................          90,000         3,899,700
                                                                                                                     --------------
                                                                                                                         42,333,144
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 17

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE FUND                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINANCE/RENTAL/LEASING 0.5%
    (a)Dollar Thrifty Automotive Group Inc. .....................................................         140,000    $    4,382,000
                                                                                                                     --------------
       HEALTH SERVICES 1.1%
    (a)Pharmaceutical Product Development Inc. ..................................................         156,400         8,950,772
                                                                                                                     --------------
       HEALTH TECHNOLOGY 1.8%
    (a)Adams Respiratory Therapeutics Inc. ......................................................          12,600           371,700
       STERIS Corp. .............................................................................         311,300         8,458,021
       West Pharmaceutical Services Inc. ........................................................         218,000         5,997,180
                                                                                                                     --------------
                                                                                                                         14,826,901
                                                                                                                     --------------
       INDUSTRIAL SERVICES 5.8%
    (a)Atwood Oceanics Inc. .....................................................................          52,500         3,578,925
    (a)EMCOR Group Inc. .........................................................................          93,000         4,789,500
       ENSCO International Inc. .................................................................          69,000         2,786,220
    (a)Global Industries Ltd. ...................................................................         503,000         4,934,430
    (a)Lone Star Technologies Inc. ..............................................................         200,000        10,206,000
    (a)Offshore Logistics Inc. ..................................................................         112,900         4,064,400
    (a)Oil States International Inc. ............................................................         200,000         5,916,000
       Rowan Cos. Inc. ..........................................................................         235,800         8,054,928
    (a)Shaw Group Inc. ..........................................................................         159,300         3,045,816
                                                                                                                     --------------
                                                                                                                         47,376,219
                                                                                                                     --------------
       INSURANCE BROKERS/SERVICES 0.7%
       Arthur J. Gallagher & Co. ................................................................         215,000         5,996,350
                                                                                                                     --------------
       LIFE/HEALTH INSURANCE 1.9%
       American National Insurance Co. ..........................................................          56,800         6,541,656
       Presidential Life Corp. ..................................................................          93,700         1,725,485
       Protective Life Corp. ....................................................................          82,500         3,593,700
       StanCorp Financial Group Inc. ............................................................          45,000         3,885,300
                                                                                                                     --------------
                                                                                                                         15,746,141
                                                                                                                     --------------
       NON-ENERGY MINERALS 3.2%
       Reliance Steel & Aluminum Co. ............................................................         230,600        10,773,632
       Steel Dynamics Inc. ......................................................................         315,300        10,140,048
       United States Steel Corp. ................................................................         114,400         4,879,160
                                                                                                                     --------------
                                                                                                                         25,792,840
                                                                                                                     --------------
       PROCESS INDUSTRIES 7.9%
       Airgas Inc. ..............................................................................         117,200         3,457,400
       AptarGroup Inc. ..........................................................................         126,000         6,281,100
       Bunge Ltd. ...............................................................................         203,000        12,462,170
       Cabot Corp. ..............................................................................         283,200         9,795,888
       Glatfelter ...............................................................................         508,400         6,482,100
    (a)Mercer International Inc. (Germany) ......................................................         465,000         3,441,000
       Mine Safety Appliances Co. ...............................................................          86,200         4,215,180
       RPM International Inc. ...................................................................         580,000        10,875,000
       Westlake Chemical Corp. ..................................................................         244,700         7,737,414
                                                                                                                     --------------
                                                                                                                         64,747,252
                                                                                                                     --------------


18 | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE FUND                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PRODUCER MANUFACTURING 18.4%
       A.O. Smith Corp. .........................................................................         115,500    $    3,118,500
       American Woodmark Corp. ..................................................................          84,300         2,968,203
       Apogee Enterprises Inc. ..................................................................         375,000         5,928,750
       Carlisle Cos. Inc. .......................................................................          42,500         2,799,050
       CIRCOR International Inc. ................................................................         250,000         6,962,500
       CNH Global NV (Netherlands) ..............................................................         174,000         3,648,780
       (a) Genlyte Group Inc. ...................................................................         120,000         6,165,600
       Gibraltar Industries Inc. ................................................................         246,100         5,899,017
       Graco Inc. ...............................................................................         335,700        12,833,811
       JLG Industries Inc. ......................................................................         237,400         7,440,116
       Kennametal Inc. ..........................................................................         215,000        10,218,950
    (a)Mettler-Toledo International Inc. (Switzerland) ..........................................         165,000         8,662,500
       Mueller Industries Inc. ..................................................................         369,000        10,804,320
       Nordson Corp. ............................................................................          50,900         1,698,533
    (a)Powell Industries Inc. ...................................................................         107,900         2,507,596
       Roper Industries Inc. ....................................................................         150,000        11,512,500
       Stewart & Stevenson Services Inc. ........................................................          60,000         1,389,000
       Superior Industries International Inc. ...................................................         282,000         6,581,880
       Teleflex Inc. ............................................................................         125,000         8,291,250
       Timken Co. ...............................................................................          69,600         1,842,312
       Wabash National Corp. ....................................................................         395,700         8,511,507
       Watts Water Technologies Inc., A .........................................................         149,800         5,467,700
       York International Corp. .................................................................         349,100        14,917,043
                                                                                                                     --------------
                                                                                                                        150,169,418
                                                                                                                     --------------
       PROPERTY-CASUALTY INSURANCE 4.8%
       Aspen Insurance Holdings Ltd. ............................................................         319,800         9,085,518
       Harleysville Group Inc. ..................................................................          25,000           551,250
       IPC Holdings Ltd. ........................................................................         249,100        10,076,095
       Montpelier Re Holdings Ltd. (Bermuda) ....................................................         340,200        12,219,984
       RLI Corp. ................................................................................         162,100         7,715,960
                                                                                                                     --------------
                                                                                                                         39,648,807
                                                                                                                     --------------
       REAL ESTATE INVESTMENT TRUSTS 1.0%
       Arbor Realty Trust Inc. ..................................................................         253,500         7,807,800
                                                                                                                     --------------
       REGIONAL BANKS 0.8%
       Chemical Financial Corp. .................................................................           3,255           108,717
       Hancock Holding Co. ......................................................................          22,000           826,540
       Peoples Bancorp Inc. .....................................................................         194,700         5,636,565
                                                                                                                     --------------
                                                                                                                          6,571,822
                                                                                                                     --------------
       RETAIL TRADE 8.4%
       American Eagle Outfitters Inc. ...........................................................          60,000         1,977,000
       Casey's General Stores Inc. ..............................................................         266,805         5,805,677
       Christopher & Banks Corp. ................................................................         365,000         6,898,500
       Dillard's Inc., A ........................................................................         227,000         5,189,220
    (a)Gymboree Corp. ...........................................................................         440,000         7,427,200
    (a)Hot Topic Inc. ...........................................................................         299,300         5,100,072


                                        Quarterly Statements of Investments | 19

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE FUND                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RETAIL TRADE (CONT.)
    (a)Linens `n Things Inc. ....................................................................         165,000    $    4,331,250
    (a)The Men's Wearhouse Inc. .................................................................         168,000         6,041,280
       Pier 1 Imports Inc. ......................................................................         461,500         6,562,530
       Regis Corp. ..............................................................................         175,400         7,324,704
    (a)West Marine Inc. .........................................................................         530,000        10,631,800
    (a)Zale Corp. ...............................................................................          46,200         1,570,800
                                                                                                                     --------------
                                                                                                                         68,860,033
                                                                                                                     --------------
       SAVINGS BANKS 0.4%
       First Indiana Corp. ......................................................................          95,000         3,071,350
                                                                                                                     --------------
       SPECIALTY INSURANCE 0.3%
       The PMI Group Inc. .......................................................................          60,000         2,457,000
                                                                                                                     --------------
       TECHNOLOGY SERVICES 1.0%
       Reynolds & Reynolds Co., A ...............................................................         279,600         7,823,208
                                                                                                                     --------------
       TRANSPORTATION 4.5%
       (a) Genesee & Wyoming Inc. ...............................................................           5,800           175,566
       (a) Kansas City Southern .................................................................         272,400         6,145,344
       OMI Corp. ................................................................................         227,100         4,094,613
       Overseas Shipholding Group Inc. ..........................................................          76,300         4,734,415
       SkyWest Inc. .............................................................................         465,000         9,648,750
       Teekay Shipping Corp. (Bahamas) ..........................................................         189,000         8,695,890
       Tidewater Inc. ...........................................................................          90,000         3,633,300
                                                                                                                     --------------
                                                                                                                         37,127,878
                                                                                                                     --------------
       UTILITIES 0.9%
    (a)Sierra Pacific Resources .................................................................         540,700         7,018,286
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $496,510,105) ..................................................                       716,193,143
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
       BONDS (COST $1,300,327) 0.1%
       PRODUCER MANUFACTURING 0.1%
       Mueller Industries Inc., 6.00%, 11/01/14 .................................................    $  1,319,000         1,319,000
                                                                                                                     --------------
       TOTAL LONG TERM INVESTMENTS (COST $497,810,432) ..........................................                       717,512,143
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
       SHORT TERM INVESTMENT (COST $98,053,382) 12.0%
       MONEY FUND 12.0%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      98,053,382        98,053,382
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $595,863,814) 99.7% ..............................................                       815,565,525
       OTHER ASSETS, LESS LIABILITIES 0.3% ......................................................                         2,202,603
                                                                                                                     --------------
       NET ASSETS 100.0% ........................................................................                    $  817,768,128
                                                                                                                     ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-ended investment company, consisting of five series (the Funds). All Funds are non-diversified except the Franklin Large Cap Value Fund and Franklin MidCap Value Fund.

1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                        --------------------------------------------------
                                           FRANKLIN           FRANKLIN          FRANKLIN
                                         BALANCE SHEET        LARGE CAP         MICROCAP
                                        INVESTMENT FUND      VALUE FUND        VALUE FUND
                                        --------------------------------------------------
Cost of investments ...............     $3,072,005,582      $229,921,699      $308,766,838
                                        ==================================================
Unrealized appreciation ...........     $1,953,036,839      $ 31,598,304      $166,585,326
Unrealized depreciation ...........        (47,207,895)       (3,816,745)       (4,925,182)
                                        --------------------------------------------------
Net unrealized appreciation
 (depreciation) ...................     $1,905,828,944      $ 27,781,559      $161,660,144
                                        ==================================================

                                        --------------------------------
                                           FRANKLIN           FRANKLIN
                                            MIDCAP            SMALL CAP
                                          VALUE FUND         VALUE FUND
                                        --------------------------------
Cost of investments ...............     $    6,535,057     $ 596,019,811
                                        ================================
Unrealized appreciation ...........     $      149,985     $ 232,434,434
Unrealized depreciation ...........            (16,584)      (12,888,720)
                                        --------------------------------
Net unrealized appreciation
 (depreciation) ...................     $      133,401     $ 219,545,714
                                        ================================


                                        Quarterly Statements of Investments | 21

FRANKLIN VALUE INVESTORS TRUST

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund at July 31, 2005 were as shown below.

HOLDINGS OF 5% VOTING SECURITIES:

--------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF                               NUMBER OF
                                                           SHARES HELD                             SHARES HELD
                                                           AT BEGINNING    GROSS       GROSS         AT END
   NAME OF ISSUER                                           OF PERIOD    ADDITIONS   REDUCTIONS     OF PERIOD
--------------------------------------------------------------------------------------------------------------
   FRANKLIN BALANCE SHEET INVESTMENT FUND
   Alaska Air Group Inc. ................................    1,350,600        --            --      1,350,600
(b)Alliance One International Inc. ......................    2,504,200        --            --      2,504,200
   Aztar Corp. ..........................................    2,930,000        --       130,000      2,800,000
   Champps Entertainment Inc. ...........................      920,000        --            --        920,000
   Delta Woodside Industries Inc. .......................      555,000        --            --        555,000
   Dollar Thrifty Automotive Group Inc. .................    1,800,000        --            --      1,800,000
   Haverty Furniture Cos. Inc. ..........................      920,000        --            --        920,000
   Syms Corp. ...........................................    1,430,000        --            --      1,430,000
   Tecumseh Products Co., A .............................      778,900        --            --        778,900
   Tecumseh Products Co., B .............................      300,000        --            --        300,000
   Xanser Corp. .........................................    2,800,000        --            --      2,800,000

   TOTAL AFFILIATED SECURITIES (4.68% OF NET ASSETS) ........................................................


-----------------------------------------------------------------------------------------------------------

                                                                 VALUE                           REALIZED
                                                                 AT END         INVESTMENT       CAPITAL
   NAME OF ISSUER                                              OF PERIOD          INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
   FRANKLIN BALANCE SHEET INVESTMENT FUND
   Alaska Air Group Inc. ................................    $        (a)       $       --      $       --
(b)Alliance One International Inc. ......................             (a)               --              --
   Aztar Corp. ..........................................      93,184,000               --       2,727,088
   Champps Entertainment Inc. ...........................       7,286,400               --              --
   Delta Woodside Industries Inc. .......................         355,200               --              --
   Dollar Thrifty Automotive Group Inc. .................      56,340,000               --              --
   Haverty Furniture Cos. Inc. ..........................      12,300,400          172,500              --
   Syms Corp. ...........................................      21,492,900        1,430,000              --
   Tecumseh Products Co., A .............................      23,367,000          747,744              --
   Tecumseh Products Co., B .............................       9,014,970          288,000              --
   Xanser Corp. .........................................       7,280,000               --              --
                                                             ---------------------------------------------
   TOTAL AFFILIATED SECURITIES (4.68% OF NET ASSETS) ....    $230,620,870       $2,638,244      $2,727,088
                                                             =============================================


22 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF                                    NUMBER OF
                                                           SHARES HELD                                  SHARES HELD
                                                           AT BEGINNING       GROSS         GROSS         AT END
NAME OF ISSUER                                              OF PERIOD       ADDITIONS     REDUCTIONS     OF PERIOD
-------------------------------------------------------------------------------------------------------------------
FRANKLIN MICROCAP VALUE FUND
ACMAT Corp., A ........................................       392,800              --            --        392,800
American Pacific Corp. ................................       659,000              --            --        659,000
Art's-Way Manufacturing Co. Inc. ......................       134,500              --       134,500             --
Continental Materials Corp. ...........................        99,500              --            --         99,500
Coolbrands International Inc. (Canada) ................            --       3,000,000            --      3,000,000
D & K Healthcare Resources Inc. .......................       660,000         140,000            --        800,000
Delta Apparel Inc. ....................................       680,000(c)           --            --        680,000
Duckwall-ALCO Stores Inc. .............................       330,000              --            --        330,000
Ecology & Environment Inc., A .........................       215,000              --            --        215,000
Espey Manufacturing & Electronics Corp. ...............        78,000              --            --         78,000
Fresh Brands Inc. .....................................       900,000              --            --        900,000
Gehl Co. ..............................................       420,000              --       197,000        223,000
Haggar Corp. ..........................................       420,000              --            --        420,000
Hardinge Inc. .........................................       725,600         200,000            --        925,600
International Shipholding Corp. .......................       480,000              --           100        479,900
Merchants Group Inc. ..................................       190,000              --            --        190,000
Nashua Corp. ..........................................       475,000              --            --        475,000
Northwest Pipe Co. ....................................       333,000              --            --        333,000
Rockford Corp .........................................       575,000              --            --        575,000
S&K Famous Brands Inc. ................................       260,000              --            --        260,000
Seneca Foods Corp., A .................................       256,600              --            --        256,600
Seneca Foods Corp., B .................................       121,500              --            --        121,500
Seneca Foods Corp., cvt. participating pfd ............       200,000              --            --        200,000
Seneca Foods Corp., cvt. participating pfd ............
 Series 2003 ..........................................            --         100,000       100,000      1,610,000
Tandy Brands Accessories, Inc. ........................       254,900         102,600            --        357,500
Village Super Market Inc., A ..........................       115,175              --            --        115,175

TOTAL AFFILIATED SECURITIES (25.97% OF NET ASSETS) ...............................................................


-----------------------------------------------------------------------------------------------------------

                                                                   VALUE                         REALIZED
                                                                   AT END        INVESTMENT      CAPITAL
NAME OF ISSUER                                                   OF PERIOD         INCOME       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
FRANKLIN MICROCAP VALUE FUND
ACMAT Corp., A ........................................        $  5,499,200       $     --      $     --
American Pacific Corp. ................................           5,278,590             --            --
Art's-Way Manufacturing Co. Inc. ......................                  --             --       846,388
Continental Materials Corp. ...........................           3,094,450             --            --
Coolbrands International Inc. (Canada) ................           7,794,118             --            --
D & K Healthcare Resources Inc. .......................          11,560,000         32,400            --
Delta Apparel Inc. ....................................           9,452,000         74,800            --
Duckwall-ALCO Stores Inc. .............................           7,748,400             --            --
Ecology & Environment Inc., A .........................           1,472,750         73,100            --
Espey Manufacturing & Electronics Corp. ...............           2,392,650         35,100            --
Fresh Brands Inc. .....................................           6,795,000             --            --
Gehl Co. ..............................................                 (a)             --            --
Haggar Corp. ..........................................           9,433,200         63,000            --
Hardinge Inc. .........................................          14,161,680         62,792            --
International Shipholding Corp. .......................           7,414,455             --           729
Merchants Group Inc. ..................................           4,607,500         57,000            --
Nashua Corp. ..........................................           3,966,250             --            --
Northwest Pipe Co. ....................................                 (a)             --            --
Rockford Corp .........................................           2,069,942             --            --
S&K Famous Brands Inc. ................................           4,940,000             --            --
Seneca Foods Corp., A .................................           4,131,260             --            --
Seneca Foods Corp., B .................................           1,956,150             --            --
Seneca Foods Corp., cvt. participating pfd ............           3,425,000             --            --
Seneca Foods Corp., cvt. participating pfd ............
 Series 2003 ..........................................                  --             --
Tandy Brands Accessories, Inc. ........................           4,111,250         22,301            --
Village Super Market Inc., A ..........................           6,362,267         65,650            --
                                                               -----------------------------------------
TOTAL AFFILIATED SECURITIES (25.97% OF NET ASSETS) ....        $129,276,112       $486,143      $847,117
                                                               =========================================

(a)   As of July 31, 2005, no longer an affiliate.

(b) Relects the merger of DIMON Inc. into Alliance One International Inc. as of May 13, 2005.

(c) Relects a 2:1 stock split during the current period. Balance as of October 31, 2004 (beginning of period) was 340,000.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 23


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By   /s/JIMMY D. GAMBILL
     -------------------
        Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/JIMMY D. GAMBILL
     -------------------
        Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By   /s/GALEN G. VETTER
     ------------------
        Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005




                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer